Derivative Financial Instruments and Hedging Activities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Fair value of swaps at inception	$ 0
Income (expense) in fair value adjustments	1,200,000	1,600,000	2,300,000
Amount of collateral posted with third party	29,200,000	33,900,000
Aggregate fair value of derivative financial instruments in liability position	13,200,000	25,200,000
Interest rate lock commitments on residential mortgages, fair value adjustments	(119,000)	(728,000)	847,000
Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Notional	8,900,000	21,200,000
Interest payment description	For each of these swap agreements, the floating rate is based on the one-month London Interbank Offered Rate ("LIBOR") paid on the first day of the month which matches the interest payment date on each subordinated note.
Swap contract termination fees	1,400,000	1,400,000	2,200,000
Residential Mortgage [Member]
Derivatives, Fair Value [Line Items]
Interest rate lock commitments on residential mortgages, fair value adjustments	119,000	728,000
Residential Mortgage [Member] | Held-for-Sale Pipeline [Member]
Derivatives, Fair Value [Line Items]
Notional	$ 0	$ 12,800,000
Minimum [Member]
Derivatives, Fair Value [Line Items]
Expiration dates for swap agreements, range	Feb. 01, 2015
Maximum [Member]
Derivatives, Fair Value [Line Items]
Expiration dates for swap agreements, range	Aug. 01, 2022